General (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 11, 2018 USD ($)	Apr. 11, 2018 ILS (₪)	Aug. 16, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Apr. 11, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
General (Textual)
Accumulated deficit				$ (23,667)		$ (23,667)			$ (17,972)
Cash and cash equivalents				150	$ 5,991	150	$ 5,991		$ 1,944	$ 11,840
Net loss and comprehensive loss				(2,674)	$ (3,113)	$ (5,695)	$ (6,113)
Description of line of credit or loan						On February 21, 2018, the Controlling Shareholders executed an irrevocable undertaking ("the Undertaking") for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from March 1, 2018 a $3.0 million line of credit or loan in favor of the Group.
Line of credit	$ 1,500							₪ 5,500
Line of credit interest rate	3.00%							3.00%
Semi-annual bank commission	$ 7,900	₪ 27,500
Negative working capital				$ 6,100		$ 6,100
Subsequent Event [Member]
General (Textual)
Issued and sold ordinary shares | shares			728,262
Sale of stock price per share | $ / shares			$ 4.60
Aggregate gross proceeds			$ 3,350
Net of issuance costs			$ 2,800
Warrants maturity date			5 years
Warrants to purchase of ordinary shares | shares			54,620
Warrants exercise price | $ / shares			$ 5.75
Controlling Shareholders [Member]
General (Textual)
Line of credit	$ 3,100							₪ 11,000